    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 2001

                                                            FILE NOS.:  33-24245

                                                                        811-5654

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                        POST-EFFECTIVE AMENDMENT NO. 16                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                                AMENDMENT NO. 17                             /X/
                              -------------------

                 MORGAN STANLEY INTERMEDIATE INCOME SECURITIES

                        (A MASSACHUSETTS BUSINESS TRUST)

    FORMERLY NAMED MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

                    C/O MORGAN STANLEY DEAN WITTER TRUST FSB
                     HARBORSIDE FINANCIAL CENTER, PLAZA TWO
                         JERSEY CITY, NEW JERSEY 07311
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

                                BARRY FINK, ESQ.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b)

        _X_ on October 31, 2001 pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

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

                                                           [MORGAN STANLEY LOGO]

Morgan Stanley
Intermediate Income Securities



A mutual fund that seeks high current income consistent with safety of principal

                                                   Prospectus - October 31, 2001


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS


THE FUND                  INVESTMENT OBJECTIVE........................................                   1
                          PRINCIPAL INVESTMENT STRATEGIES.............................                   1
                          PRINCIPAL RISKS.............................................                   1
                          PAST PERFORMANCE............................................                   4
                          FEES AND EXPENSES...........................................                   5
                          ADDITIONAL INVESTMENT STRATEGY INFORMATION..................                   6
                          ADDITIONAL RISK INFORMATION.................................                   6
                          FUND MANAGEMENT.............................................                   7

Shareholder Information   PRICING FUND SHARES.........................................                   8
                          HOW TO BUY SHARES...........................................                   8
                          HOW TO EXCHANGE SHARES......................................                  10
                          HOW TO SELL SHARES..........................................                  11
                          DISTRIBUTIONS...............................................                  13
                          TAX CONSEQUENCES............................................                  13
                          SHARE CLASS ARRANGEMENTS....................................                  14

Financial Highlights      ............................................................                  21

Morgan Stanley Funds      ............................................................   INSIDE BACK COVER

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

[Sidebar]
INCOME
An investment objective having the goal of selecting securities with the potential to pay out income.
[End Sidebar]
The Fund

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

Morgan Stanley Intermediate Income Securities seeks high current income consistent with safety of principal.


[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund will normally invest at least 80% of its assets in intermediate term, investment grade fixed-income securities. These securities may include corporate debt securities, preferred stocks, U.S. government securities, mortgage-backed securities, including collateralized mortgage obligations, asset-backed securities and U.S. dollar-denominated securities issued by foreign governments or corporations. In deciding which securities to buy, hold or sell, the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., considers domestic and international economic developments, interest rate trends, bond ratings and other factors relating to the issuers. The Fund anticipates that it will maintain an average weighted maturity of between three to ten years.


                           Fixed-income securities are debt securities such as bonds and notes. The issuer of the debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back.


The Fund's investments in mortgage-backed securities may include "pass-through" securities. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. They provide for monthly payments that are a "pass-through" of the monthly interest (either fixed or adjustable rates) and principal payments made by the individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate of interest and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Fund may invest in any class of CMO.



The asset-backed securities in which the Fund may invest apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to the mortgage pass-through structures described above.


In addition, the Fund may invest in fixed-income securities rated lower than investment grade.

In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

There is no assurance that the Fund will achieve its investment objective. The Fund's share price and yield will fluctuate with changes in the market value and/or yield of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.



Fixed-Income Securities. A principal risk of investing in the Fund is associated with its fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. While the Fund invests primarily in investment grade fixed-income securities certain of these securities have speculative characteristics.



Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund's fixed-income investments may include zero coupon securities, which are purchased at a discount and either (i) pay no interest, or (ii) accrue interest, but make no payments until maturity. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)



As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.



                                        PRICE PER $1,000 OF A BOND IF INTEREST RATES:
                                        ----------------------------------------------
HOW INTEREST RATES AFFECT BOND PRICES          INCREASE                DECREASE
--------------------------------------  ----------------------  ----------------------
BOND MATURITY                   COUPON      1%          2%          1%          2%
--------------------------------------------------------------------------------------
 1 year                           N/A     $1,000      $1,000      $1,000      $1,000
--------------------------------------------------------------------------------------
 5 years                         5.75%    $  992      $  959      $1,063      $1,101
--------------------------------------------------------------------------------------
 10 years                        5.75%    $  976      $  913      $1,118      $1,120
--------------------------------------------------------------------------------------
 30 years                        6.25%    $  973      $  858      $1,287      $1,502
--------------------------------------------------------------------------------------



COUPONS REFLECT YIELDS ON TREASURY SECURITIES AS OF DECEMBER 31, 2000. THE TABLE IS NOT REPRESENTATIVE OF PRICE CHANGES FOR MORTGAGE-BACKED SECURITIES PRINCIPALLY BECAUSE OF PREPAYMENT RISK (DISCUSSED BELOW). IN ADDITION, THE TABLE IS AN ILLUSTRATION AND DOES NOT REPRESENT EXPECTED YIELDS OR SHARE PRICE CHANGES OF ANY MORGAN STANLEY MUTUAL FUND.


Mortgage-Backed Securities. Mortgage-backed securities in which the Fund may invest have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.


Collateralized Mortgage Obligations. The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.



Asset-Backed Securities. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.



U.S. Dollar-Denominated Foreign Securities. The Fund's investments in U.S. dollar-denominated foreign securities (including depositary receipts) involve risks that are in addition to the risks associated with domestic securities. Foreign securities have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign, social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Fund invests could cause a substantial decline in value of the portfolio. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.



Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlement of the Fund's trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.



A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. Depositary receipts involve substantially identical risks to those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.



Other Risks. The performance of the Fund also will depend on whether the Investment Manager is successful in applying the Fund's investment strategies. The Fund is also subject to other risks from its permissible investments including the risks associated with investments in "junk bonds." For more information about these risks, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's Class B shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund's average annual total returns with those of a broad measure of market performance over time. The Fund's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
[End Sidebar]

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

                            ANNUAL TOTAL RETURNS -- CALENDAR YEARS

                           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991 16.56%
'92  6.30%
'93  8.75%
'94  -3.09%
'95  13.67%
'96  3.07%
'97  6.37%
'98  6.93%
'99  -1.86%
2000 5.21%


                          THE BAR CHART REFLECTS THE PERFORMANCE OF CLASS B SHARES; THE PERFORMANCE OF THE OTHER CLASSES WILL DIFFER BECAUSE THE CLASSES HAVE DIFFERENT ONGOING FEES. THE PERFORMANCE INFORMATION IN THE BAR CHART DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES; IF THESE AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS THAN SHOWN. YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2001 WAS 6.88%.


                           During the periods shown in the bar chart, the highest return for a calendar quarter was 4.76% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -2.46% (quarter ended March 31, 1994).


                            AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31,
                            2000)

                            ----------------------------------------------------


                                                 PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------
 Class A(1)                                         1.36%            --                  --
---------------------------------------------------------------------------------------------
 Class B                                            0.23%          3.57%               6.03%
---------------------------------------------------------------------------------------------
 Class C(1)                                         4.09%            --                  --
---------------------------------------------------------------------------------------------
 Class D(1)                                         6.10%            --                  --
---------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
 U.S. Government/Credit Index(2)                   10.12%          6.11%               7.36%
---------------------------------------------------------------------------------------------


                                     1    CLASSES A, C AND D COMMENCED
                                          OPERATIONS ON JULY 28, 1997.
                                     2    THE LEHMAN BROTHERS INTERMEDIATE U.S.
                                          GOVERNMENT/CREDIT INDEX (FORMERLY
                                          LEHMAN BROTHERS INTERMEDIATE
                                          GOVERNMENT/CORPORATE BOND INDEX)
                                          TRACKS THE PERFORMANCE OF U.S.
                                          GOVERNMENT AND CORPORATE OBLIGATIONS,